Financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recovery of contributions to long-term investments	$ 1,000,000	$ 0
Gains (losses) on financial assets at fair value through profit or loss	$ 12,897,000	16,877,000
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to risk holding Canadian denominated cash and cash equivalents, percentage (up to)	100.00%
Exposure to risk holding Canadian dollar net expenditures, percentage (up to)	50.00%
Average price of hedging instrument (CDN per USD)			1.35		1.35	1.00
Reasonably possible change in risk variable, percent				10.00%
Increase in the corresponding risk variable on income	$ 7,236,000
Currency risk | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			$ 64,383,000
Currency risk | Foreign exchange contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			$ 31,500,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent				1.00%
Decrease in the corresponding risk variable on investment income	7,511,000
Forsee Power
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	12,897,000	16,877,000
Green Hydrogen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ 0	(15,000)
Green Hydrogen | Intellectual property acquired from Ballard Motive Solutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recovery of contributions to long-term investments		$ 1,010,000